Note 5 - Trade and Other Receivables, Net - Aging of Accounts Receivable (Details) - Trade receivables [member] - Credit risk [member] - CAD ($) $ in Thousands	Sep. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Financial assets	$ 123,665	$ 157,379
Current [member]
Statement Line Items [Line Items]
Financial assets	81,219	83,431
No later than one month [member]
Statement Line Items [Line Items]
Financial assets	19,924	26,678
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Financial assets	5,709	6,513
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Financial assets	2,615	5,505
Later than three months [member]
Statement Line Items [Line Items]
Financial assets	$ 14,198	$ 35,252